Leases - Components of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lessee Lease Description
Amortization of right-of-use assets	$ 225	$ 1,069
Interest on lease liabilities	24	146
Total finance lease cost	249	1,215
Operating lease cost	2,066	2,984
Total lease cost	2,315	4,199
Discontinued operations
Lessee Lease Description
Total lease cost	210	1,051
Continuing operations
Lessee Lease Description
Total lease cost	$ 2,105	$ 3,148